Accrued liabilities and other liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued liabilities and other liabilities

12. Accrued liabilities and other liabilities

	As of December 31,
	2022	2023
Accrued liabilities and other current liabilities
Accrued advertising and marketing expense	172,497	100,868
Tax surcharges and other fees	133,471	133,502
Accrued professional service fees	6,368	1,854
Refund from depositary bank(1)	1,910	-
Others	22,016	7,619
	336,262	243,843

(1)	The Company received non-refundable incentive payment of US$1.8 million (RMB12.5 million) from depositary bank in September 2018, and the amount will be recorded ratably over a 5-year arrangement period. For the years ended December 31, 2021, 2022 and 2023, the Company recorded amount of RMB2.5 million, RMB2.5 million and RMB1.9 million as a reduction in general and administrative expenses.